Financial Instruments - Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments (Details) - Canadian Dollars/USD Exchange Rate - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate to foreign currencies	5.00%	13.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss strengthening	$ (18)	$ (278)
Profit or loss weakening	$ 18	$ 278